Investment in and advances to GLDH (Details Narrative)	1 Months Ended
	Nov. 28, 2019 USD ($) shares	Jul. 16, 2019 shares	Nov. 30, 2018 shares	Nov. 29, 2018 shares	Nov. 28, 2018 CAD ($) $ / shares shares	Nov. 28, 2018 USD ($) shares	Nov. 14, 2019 $ / shares	Nov. 04, 2019 $ / shares	Sep. 12, 2019 $ / shares	Aug. 12, 2019 $ / shares	Jul. 03, 2019 USD ($)	May 28, 2019 $ / shares	Nov. 28, 2018 USD ($)
Schedule of Investments [Line Items]
Maximum number of common shares		7,333	3,206,160
Warrants price per share | $ / shares							$ 0.90	$ 0.90	$ 0.66	$ 0.66
GLDH
Schedule of Investments [Line Items]
Interest rate per annum											12.00%
Loan, face amount | $											$ 200,000
David Barakett | GLDH | Binding interim agreement
Schedule of Investments [Line Items]
Percentage of issued and outstanding common shares													100.00%
Common shares of VWAP | $ / shares					$ 0.7439
USD/CAD exchange rate													1.3296
Maximum number of common shares					11,255,899	11,255,899
Maximum consideration					$ 8,373,263	$ 6,297,580
Senior secured convertible note | $													$ 5,200,000
Interest rate per annum													20.00%
David Barakett | GLDH | Binding interim agreement | Eligibility condition one
Schedule of Investments [Line Items]
Issuance of Earn Out shares					5,627,950	5,627,950
Issuance of Earn Out shares, percentage					50.00%	50.00%
David Barakett | GLDH | Binding interim agreement | Eligibility condition two
Schedule of Investments [Line Items]
Revenue | $						$ 3,300,000
Issuance of Earn Out shares					4,502,360	4,502,360
Issuance of Earn Out shares, percentage					40.00%	40.00%
David Barakett | GLDH | Binding interim agreement | Eligibility condition three
Schedule of Investments [Line Items]
Issuance of Earn Out shares					1,125,589	1,125,589
Issuance of Earn Out shares, percentage					10.00%	10.00%
Australis
Schedule of Investments [Line Items]
Maximum number of common shares				1,105,083
Warrants price per share | $ / shares												$ 0.50
Australis | Loan agreement
Schedule of Investments [Line Items]
USD/CAD exchange rate													0.7518
Loan, face amount | $													$ 4,000,000
Warrants exercised	3,206,160
Warrants price per share | $ / shares					$ 0.50
Aggregate proceeds of common shares and warrants | $	$ 1,200,000